TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        August 31, 1999

                                                      PRINCIPAL
                                                        AMOUNT
ISSUER                                              (000'S OMITTED)     VALUE
-------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER--7.5%
-------------------------------------------------------------------------------
Dallas Texas, Water & Sewer System Revenue, 3.35%
  due 10/07/99                                          $9,813      $ 9,813,000
Houston, Texas,
  3.30% due 9/07/99                                      5,000        5,000,000
Intermountain Power Agency Revenue,
  3.35% due 10/13/99                                     5,000        5,000,000
Massachusetts Health & Education, Harvard,
  3.25% due 9/14/99                                     10,000       10,000,000
Phenix City, Alabama, Environmental Revenue,
  AMT 3.30% due 10/13/99                                 2,000        2,000,000
Phenix City, Alabama, Environmental Revenue,
  AMT 3.55% due 2/09/00                                  7,000        7,000,000
Sullivan Pollution Control Revenue, Indiana, 3.20%
  due 9/08/99                                            5,000        5,000,000
Sunshine State, Florida,
  3.40% due 2/11/00                                      4,000        4,000,000
Venango, Pennsylvania, Industrial Development
  Authority Revenue, AMT
  3.30% due 10/19/99                                     1,300        1,300,000
                                                                     ----------
                                                                     49,113,000
                                                                     ----------
GENERAL OBLIGATION BONDS
AND NOTES--2.8%
-------------------------------------------------------------------------------
Connecticut State,
  3.09% due 8/01/12                                      1,800        1,800,000
Connecticut State,
  3.05% due 5/15/14                                      5,500        5,500,000
Delaware State,
  6.13% due 4/01/00                                      1,465        1,490,535
Hilton Head,
  3.60% due 2/17/00                                      6,000        6,008,043
Minnesota State,
  5.60% due 10/01/99                                     1,260        1,262,218
Ohio State,
  4.50% due 5/15/00                                      1,000        1,008,894
Pennsylvania State,
  6.875% due 11/01/99                                      490          500,336
Wisconsin State,
  5.00% due 5/01/00                                        250          252,668
Wisconsin State,
  5.75% due 5/01/00                                        600          609,417
                                                                     ----------
                                                                     18,432,111
                                                                     ----------
ANNUAL AND SEMI-ANNUAL TENDER REVENUE
BONDS AND NOTES (PUTS)--19.4%
-------------------------------------------------------------------------------
Abilene Texas,
  6.40% due 2/15/00                                      $ 300        $ 304,093
Aiken County, South Carolina, School District,
  5.00% due 4/01/00                                      1,900        1,919,387
Anderson County, South Carolina, School District,
  6.00% due 5/01/00                                        355          361,206
Arizona Educational Loan Marketing, 6.90%
  due 3/01/00                                              500          508,270
Austin Texas,
  7.00% due 9/01/99                                      1,880        1,880,000
Austin Texas, Utility System Revenue, 10.75%
  due 5/15/00                                            2,250        2,366,380
Boston Massachusetts,
  5.25% due 10/01/99                                     2,000        2,002,796
Boston Massachusetts, Water & Sewer Revenue,
  4.50% due 11/01/99                                     2,840        2,846,959
Camden County, Georgia, School District, 4.75%
  due 4/01/00                                            1,000        1,008,624
Charlotte, North Carolina,
  4.90% due 6/01/00                                        975          986,741
Chicago, Illinois,
  3.05% due 10/31/99                                     4,000        4,000,000
Chicago, Illinois, Metropolitan Water
  Reclamation District,
  4.70% due 12/01/99                                     3,000        3,012,042
Claremont County, Ohio, Hospital
  Facilities Revenue,
  4.70% due 9/01/99                                      1,200        1,200,000
Clark County, California,
  School District, 4.25%
  due 9/01/99                                              750          750,000
Clark County, Kentucky, Pollution Control
  Revenue, 3.10%
  due 10/15/99                                           2,200        2,200,000
Clark County, Nevada,
  5.80% due 10/01/99                                     1,000        1,002,045
Clark County, Nevada, ARPT Revenue, 3.40%
  due 7/01/28                                            1,445        1,445,000
Clark County, Nevada, School District, 5.50%
  due 6/15/00                                            2,000        2,035,320

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        August 31, 1999
                                                      PRINCIPAL
                                                        AMOUNT
ISSUER                                              (000'S OMITTED)     VALUE
-------------------------------------------------------------------------------
Collin County, Texas, 4.15%
  due 3/01/00                                           $2,725       $2,737,538
Harris County, Texas, Flood Control
  District, 7.125%
  due 10/01/99                                           1,190        1,193,943
Hockley County, Texas Industrial
  Development Corp., 3.15%
  due 11/01/99                                           9,000        9,000,000
Honolulu, Hawaii, City & County, 4.60%
  due 10/01/99                                           2,200        2,202,112
Illinois State, Sales Tax Revenue, 5.75%
  due 6/15/00                                              125          127,196
Iowa State, School Cash Anticipation Program,
  3.50% due 1/28/00                                      3,000        3,004,203
Irving, Texas,
  5.00% due 9/15/99                                      1,100        1,100,824
Jacksonville, Florida, Electrical Authority
  Revenue, 4.40%
  due 10/01/99                                           1,200        1,201,184
Jefferson County, Kentucky, Capital
  Projections, 5.40%
  due 4/01/00                                              670          677,973
Jefferson Parish, Louisiana,
  Home Mortgage
  Authority Revenue,
  3.65% due 6/01/00                                      2,000        2,000,000
Kentucky State Turnpike Authority
  Economical Development, 7.25%
  due 5/15/00                                              145          150,994
King County, Water, 5.00%
  due 12/01/99                                             850          853,511
Knoxville Tennesee, 5.00%
  due 5/01/00                                            1,000        1,011,331
Lancaster Pennsylvania, School District, 4.00%
  due 5/15/00                                            1,300        1,305,949
Louisiana State,Offshore, 3.25%
  due 9/01/08                                            2,100        2,100,000
Madison Wisconsin, 4.00%
  due 5/01/00                                            2,050        2,059,930
McHenry County, Illinois, Public
  Common Revenue, 4.00%
  due 12/01/99                                           1,450        1,451,193
Mercer County, North Dakota,
  Solid Waste Disposal Authority, AMT,
  3.25% due 12/01/99                                    $3,500       $3,500,000
Metro Washington D.C., Authority Revenue,
  5.80% due 10/01/99                                     2,000        2,004,190
Michigan State, Building Authority Revenue,
  4.00% due 10/01/99                                     1,240        1,240,645
Michigan State, Building Authority Revenue,
  4.25% due 10/15/99                                     1,265        1,266,551
Monroe Wisconsin School District, 3.55%
  due 12/10/99                                           2,500        2,501,213
Montgomery County,
  Pennsylvania, 6.80%
  due 11/01/99                                           1,660        1,703,071
Montgomery County, Pennsylvania,
  Education & Health, 7.50%
  due 11/01/99                                           3,465        3,490,373
Murray County, Utah, Hospital Revenue,
  4.50% due 5/15/00                                        500          503,936
New Orleans, Louisiana, Single Family
  Mortgage, AMT, 3.15%
  due 12/01/99                                           3,500        3,500,000
North Carolina State,
  4.50% due 4/01/00                                      3,000        3,024,905
Northumberland County, Pennsylvania, 6.30%
  due 10/15/99                                             500          501,657
Ohio State Building Authority, 5.00%
  due 10/01/99                                           2,520        2,523,330
Oklahoma State Water Resource Board
  State Loan Revenue, 2.95%
  due 9/01/99                                            3,630        3,630,000
Oklahoma State Water Resource Board
  State Loan Revenue, 3.60%
  due 3/01/00                                            1,360        1,360,000
Oregon State, Housing & Community
  Services Development, AMT
  3.20% due 4/13/00                                      2,810        2,810,000
Pennsylvania State, Turnpike Revenue, 7.50%
  due 12/01/99                                           1,700        1,752,603
Portland Maine,
  3.40% due 9/01/99                                      1,515        1,515,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                            August 31, 1999

                                                      PRINCIPAL
                                                        AMOUNT
ISSUER                                              (000'S OMITTED)     VALUE
-------------------------------------------------------------------------------
Port Houston, Texas,
  5.375% due 10/01/99                                    $ 680        $ 681,241
Rhode Island State, Health and Educational
  Revenue, 8.38% due
  4/01/00                                                1,000        1,048,948
Rhode Island State, Health and Educational
  Revenue, 3.00%
  due 12/01/29                                           1,000        1,000,000
Richmond County, Georgia, Board of Education,
  4.00% due 9/01/99                                      1,750        1,750,000
San Antonio, Texas, Water Revenue, 5.90%
  due 5/15/00                                            1,300        1,323,143
Spokane, Washington, 3.50%
  due 1/31/00                                            2,000        2,004,059
Stevens Point, Wisconsin,
  3.50% due 5/01/00                                        300          300,387
Tennesee State, School Board Authority, 5.00%
  due 5/01/00                                            1,000        1,011,658
Texas State, 5.125%
  due 10/01/99                                             100          100,158
Texas State, 7.75%
  due 10/01/99                                             500          501,700
Texas State, 9.00%
  due 10/01/99                                             500          502,179
Tulsa County, Oklahoma, Criminal Justice,
  4.50% due 9/01/99                                      2,900        2,900,000
Tulsa County, Oklahoma, Public School District,
  4.50% due 2/01/00                                      1,375        1,382,247
Utah Water Finance Agency Revenue, 4.40%
  due 10/01/99                                           1,000        1,000,718
Vermont Housing Finance Agency, AMT 3.15%
  due 4/28/00                                            4,255        4,255,000
Virginia State, Housing Development Authority,
  6.00% due 7/01/00                                      3,000        3,054,553
Washington State, 6.10%
  due 6/01/00                                              750          765,561
Wyoming Student Loan Corp. Revenue, 6.25%
  due 12/01/99                                           5,000        5,036,476
                                                                    -----------
                                                                    127,452,246
                                                                    -----------
REVENUE, TAX, BOND AND TAX REVENUE
ANTICIPATION NOTES--4.2%
-------------------------------------------------------------------------------
Anchorage, Alaska, TAN's,
  3.75% due 1/04/00                                    $ 5,000      $ 5,013,290
Canton, Massachusetts, BAN's, 3.90%
  due 9/17/99                                            4,925        4,926,083
Texas State, TRAN's, 4.50%
  due 8/31/00                                           10,500       10,580,955
West Jordan, Utah State, TRAN's, 4.00%
  due 6/30/00                                            7,350        7,385,267
                                                                    -----------
                                                                     27,905,595
                                                                    -----------
VARIABLE RATE DEMAND NOTES*--67.2%
-------------------------------------------------------------------------------
ABN-Amro Munitops Certificates Trust,
  due 4/05/06                                            5,000        5,000,000
ABN-Amro Munitops Certificates Trust, AMT,
  due 7/05/06                                            2,000        2,000,000
Adams County, Colorado,
  Industrial Development Revenue,
  due 12/01/15                                           2,000        2,000,000
Alaska State, Housing Finance Corp.,
  due 6/01/26                                            3,000        3,000,000
Alexandria, Virginia,
  Industrial Development Authority,
  due 7/01/26                                            1,300        1,300,000
Allegheny County, Pennsylvania,
  Industrial Development Authority Revenue,
  due 7/01/27                                            1,100        1,100,000
Arapahoe County, Colorado, Revenue Authority,
  due 7/01/07                                            1,775        1,775,000
Ascension, Louisiana, Revenue, AMT
  due 12/01/27                                           2,000        2,000,000
Ashe County, North Carolina,
  Industrial Facilities and Pollution,
  due 7/01/10                                            2,100        2,100,000
Beloit, Kansas, Industrial
  Development Authority,
  AMT, due 12/01/16                                      3,100        3,100,000
14

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        August 31, 1999

                                                      PRINCIPAL
                                                        AMOUNT
ISSUER                                              (000'S OMITTED)     VALUE
-------------------------------------------------------------------------------
Beaver County, Pennsylvania,
  Pollution Control
  Revenue,
  due 12/01/20                                          $1,500      $ 1,500,000
Bexar County, Texas,
  Housing Finance Authority,
  due 9/15/26                                            1,900        1,900,000
Brooks County, Georgia,
  Development Authority Revenue,
  due 3/01/18                                            2,000        2,000,000
Burke County, Georgia,
  Development Authority Pollution Control,
  due 7/01/24                                            1,200        1,200,000
Carrollton, Georgia, Payroll
  Development Authority,
  due 3/01/15                                            1,650        1,650,000
Carthage, Missouri, Industrial
  Development Authority Revenue,
  due 4/01/07                                            2,000        2,000,000
Carthage, Missouri, Industrial
  Development Authority Revenue, AMT,
  due 9/01/30                                            2,000        2,000,000
Cherokee County, South Carolina,
  Industrial Revenue, AMT,
  due 8/01/19                                              200          200,000
Chester County, Pennsylvania,
  Health & Educational Facilities,
  due 5/15/22                                              415          415,000
Chesterfield County, Virginia,
  Industrial Development,
  due 2/01/03                                            1,400        1,400,000
Chicago, Illinois, O'Hare International
  Airport Revenue,
  due 7/01/10                                              500          500,000
Clark County, Nevada, Industrial
  Development Revenue, AMT
  due 10/01/30                                           2,700        2,700,000
Clarksville, Arizona,
  Industrial Development Revenue, AMT
  due 8/01/13                                            2,025        2,025,000
Clarksville, Tennessee,
  Public Building Authority,
  due 10/01/25                                             765          765,000
Clipper Tax Exempt
  Trust, AMT,
  due 3/01/15                                           $1,255      $ 1,255,000
Clipper Tax Exempt
  Trust, AMT,
  due 3/01/16                                            7,320        7,320,000
Colorado Health Facilities Authority Revenue,
  due 6/01/21                                            5,000        5,000,000
Columbus, Georgia, Housing Authority Revenue,
  due 11/01/17                                             850          850,000
Connecticut State, Health &
  Educational Facilities,
  due 7/01/27                                            1,500        1,500,000
Davidson County, North Carolina, Industrial
  Facilities, due 7/01/20                                2,140        2,140,000
De Kalb County, Georgia, Industrial Development
  Revenue, due 8/01/01                                   1,500        1,500,000
De Kalb County, Georgia, Industrial Development
  Revenue, due 2/01/18                                   1,100        1,100,000
De Kalb County, Georgia, Multi-family Housing
  Revenue, due 6/15/25                                   2,700        2,700,000
Director of State of Nevada,
  Department of Business,  AMT,
  due 8/01/20                                              865          865,000
District of Columbia,
  Revenue, due 10/01/15                                    500          500,000
East Baton Rouge,
  Louisiana, Pollution Control Revenue,
  due 6/01/11                                            1,400        1,400,000
Eloy, Arizona, Industrial Development
  Authority Revenue, AMT,
  due 8/01/20                                            1,000        1,000,000
Emmaus, Pennsylvania, General Authority
  Revenue, due 3/01/24                                  18,300       18,300,000
Facilities Municipal Trust,
  due 12/15/14                                           1,000        1,000,000
Farmington, New Mexico, Pollution Control
  Revenue, due 12/01/16                                  6,200        6,200,000
Farmington, New Mexico, Pollution Control
  Revenue, due 5/01/24                                     900          900,000
Fayetteville, Arkansas, Industrial Development,
  AMT, due 12/01/04                                      1,100        1,100,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                            August 31, 1999

                                                      PRINCIPAL
                                                        AMOUNT
ISSUER                                              (000'S OMITTED)     VALUE
-------------------------------------------------------------------------------
Floyd County, Georgia, Development Authority,
  due 3/01/24                                           $2,000      $ 2,000,000
Floyd County, Georgia, Development Authority,
  due 9/01/26                                            1,080        1,080,000
Forsyth County, Georgia, Industrial Development
  Revenue, due 1/01/07                                   2,000        2,000,000
Fulton County, Georgia, Development Authority
  Revenue, due 2/01/18                                   2,000        2,000,000
Fulton County, Georgia, Industrial
  Development Authority, AMT,
  due 6/01/27                                            3,900        3,900,000
Georgia Local Government Trust
  Certificates Partner-
  ships, due 6/01/28                                     3,000        3,000,000
Gila County, Arizona, Industrial
  Development Authority,
  due 11/01/25                                           1,725        1,725,000
Glasgow, Kentucky, Industrial
  Building Revenue, AMT,
  due 5/01/14                                            3,345        3,345,000
Gordon County, Georgia, Industrial
  Development Authority Revenue,
  due 8/01/17                                            1,000        1,000,000
Grapevine, Texas, Industrial
  Development Authority Revenue,
  due 12/01/24                                           1,100        1,100,000
Greenville, Wisconsin Industrial
  Development Revenue, AMT,
  due 9/01/13                                            1,640        1,640,000
Gulf Breeze, Florida, Revenue,
  due 3/31/21                                            1,485        1,485,000
Gwinett County, Georgia,
  Industrial Development
  Revenue, due 6/01/05                                   1,500        1,500,000
Gwinett County, Georgia,
  Industrial Development
  Revenue, due 3/01/17                                     465          465,000
Harris County, Texas,
  due 8/01/15                                            7,800        7,800,000
Harris County, Texas,
  Health Facilities
  Development,
  due 2/15/27                                              900          900,000
Hawkins County, Tennessee,
  Industrial Development
  Board, due 10/01/27                                   $1,450      $ 1,450,000
Hays, Texas, Mental Health
  Development Facilities,
  due 11/15/14                                           2,000        2,000,000
Heard County, Georgia, Pollution Development
  Revenue, due 9/01/26                                   1,800        1,800,000
Heber City, Utah, Industrial
  Development Revenue,
  AMT, due 7/01/33                                       3,650        3,650,000
Henderson, Nevada, Health Care
  Facilities Revenue,
  due 7/01/20                                              700          700,000
Henrico County, Virginia,
  Industrial Development
  Authority, due 8/01/23                                   180          180,000
Illinois Educational Facilities
  Authority Revenue,
  due 12/01/25                                             700          700,000
Illinois Educational Facilities
  Authority Revenue,
  due 1/01/04                                            7,000        7,000,000
Illinois Health Facilities Authority Revenue,
  due 11/01/15                                           1,800        1,800,000
Illinois Health Facilities Authority Revenue,
  due 12/01/15                                           3,875        3,875,000
Illinois Health Facilities Authority Revenue,
  due 1/01/28                                            1,800        1,800,000
Jackson County, Mississippi, Pollution Control
  Revenue, due 12/01/16                                  2,800        2,800,000
Jackson County, Mississippi, Pollution Control
  Revenue, due 6/01/23                                   1,200        1,200,000
Jackson County, Mississippi,
  Industrial Development
  Revenue, due 12/01/15                                  2,650        2,650,000
Jacksonville, Florida, Health
  Facilities Revenue,
  due 12/01/23                                           1,500        1,500,000
Jefferson County, Alabama, Sewer Revenue,
  due 2/01/33                                            5,000        5,000,000
Jefferson Parish, Louisiana,
  Hospital District 2,
  due 12/01/15                                           2,700        2,700,000
Jefferson Parish, Louisiana, Home Mortgage,
  due 12/01/26                                           1,690        1,690,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        August 31, 1999

                                                      PRINCIPAL
                                                        AMOUNT
ISSUER                                              (000'S OMITTED)     VALUE
-------------------------------------------------------------------------------
Kenton County, Kentucky, Board Revenue, AMT
  due 3/01/15                                          $ 1,800      $ 1,800,000
Knox County, Tennessee, Health
  Educational Hospital Facilities,
  due 12/01/27                                           8,000        8,000,000
Knox County, Tennessee, Industrial
  Development Board Revenue, AMT,
  due 10/01/00                                           1,000        1,000,000
Lone Star Texas Authority,
  due 12/01/14                                             400          400,000
Louisa County, Virginia,
  Industrial Development
  Authority, due 1/01/20                                   720          720,000
Louisiana Housing Finance Agency
  Mortgage Revenue, AMT,
  due 6/01/27                                            2,970        2,970,000
Macon Trust Pooled
  Receipts, due 3/03/07                                 26,240       26,240,000
Macon Trust Pooled
  Receipts, AMT
  due 12/05/30                                           2,315        2,315,000
Madison, Wisconsin, Community
  Development Authority,
  due 6/01/22                                            1,085        1,085,000
Maricopa County, Arizona, Pollution Control,
  due 5/01/29                                              600          600,000
Marshfield, Wisconsin, Industrial Development
  Revenue, due 12/01/14                                  2,500        2,500,000
Maryland State,
  due 8/01/12                                            2,115        2,115,000
Maryland State, Community Development,
  due 4/01/25                                            1,930        1,930,000
Mason County, Kentucky, Pollution Control,
  due 10/15/14                                           2,900        2,900,000
Massachusetts State Health and
  Educational Facilities,
  due 7/01/05                                            1,600        1,600,000
Massachusetts State Housing Finance
  Authority, due 7/01/19                                 8,500        8,500,000
Massachusetts State Water Resource Authority,
  due 11/01/26                                           8,000        8,000,000
Mecklenburg County, North Carolina, Industrial
  Facilities, due 9/01/14                               $2,000      $ 2,000,000
Metropolitan Government, Nashville Tennessee,
  Industrial, due 12/01/18                               1,000        1,000,000
Metropolitan Pier & Expo,
  Illinois, due 6/15/21                                    570          570,000
Michigan State Hospital Finance Authority
  Revenue, due 8/15/15                                   3,000        3,000,000
Minneapolis/St. Paul, Minnesota,
  due 8/15/25                                            1,000        1,000,000
Mississippi Home Corp., Single Family, AMT,
  due 6/01/28                                            3,465        3,465,000
Missouri State, Health and Educational Facilities
  Revenue, due 7/01/18                                   3,700        3,700,000
Missouri State, Housing & Development Common
  Mortgage, due 3/01/30                                  4,000        4,000,000
Moorhead, Minnesota, Solid Waste Disposal, AMT,
  due 4/01/12                                            3,000        3,000,000
Morgan County, Utah, Solid
  Waste, due 8/01/31                                       500          500,000
Multi-State Municipal Securities Trust
  Certificates, due 3/01/01                              9,140        9,140,000
Multi-State Municipal Securities Trust
  Certificates,
  due 12/01/03                                           8,380        8,380,000
Nash County, North
  Carolina, due 12/01/14                                 1,000        1,000,000
New Hampshire High Educational & Health,
  due 6/01/23                                            1,300        1,300,000
New Hanover County, North Carolina,
  due 3/01/14                                            2,250        2,250,000
New Hanover County, North Carolina,
  due 3/01/15                                            2,250        2,250,000
New Hanover County, North Carolina,
  due 3/01/16                                            2,250        2,250,000
New Jersey State,
  due 2/15/11                                            3,800        3,800,000
New York City Municipal Water Finance,
  due 6/15/31                                            6,225        6,225,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                            August 31, 1999

                                                      PRINCIPAL
                                                        AMOUNT
ISSUER                                              (000'S OMITTED)     VALUE
-------------------------------------------------------------------------------
New York City Municipal Water Finance Authority,
  due 6/15/24                                          $ 1,700      $ 1,700,000
New York Pooled Puttable
  Trust, due 10/01/30                                      595          595,000
New York Pooled Puttable
  Trust, AMT
  due 12/05/30                                              30           30,000
New York State,
  due 8/01/16                                            2,700        2,700,000
New York State, Energy Development,
  due 12/01/25                                           2,400        2,400,000
New York State Thruway Authority Revenue,
  due 1/01/27                                           10,705       10,705,000
North Carolina Educational
  Facilities, due 9/01/26                                  200          200,000
North Carolina Medical Care Commonwealth,
  due 11/15/28                                           6,000        6,000,000
North Central, Texas, Health
  Facilities Development,
  due 12/01/15                                           1,500        1,500,000
North Little Rock, Arkansas,
  Health Facilities,
  due 12/01/21                                           1,700        1,700,000
Oakland California, Economic Development
  Revenue, due 8/01/27                                     280          280,000
Ohio State, Air Quality Development Authority,
  due 5/01/26                                            1,755        1,755,000
Orange County, Florida, Industrial Development
  Authority, due 1/01/11                                   400          400,000
Peoria, Illinois, Health Care Facilities Revenue,
  due 5/01/17                                            1,255        1,255,000
Person County, North Carolina,
  Pollution Control Authority,
  due 11/01/19                                           3,000        3,000,000
Piedmont, South Carolina, Municipal Power Agency,
  due 1/01/22                                            1,000        1,000,000
Pinal County, Arizona, Pollution Control
  Revenue, due 12/01/11                                  2,500        2,500,000
Pitney Bowes Credit Corp.
  Leasetops, due 11/13/02                                1,620        1,620,465
Port Arthur, Texas, Navigation District,
  due 10/01/24                                             300          300,000
Puerto Rico Public Finance
  Corp., due 6/01/12                                     $ 300     $    300,000
Puerto Rico Commonwealth,
  due 7/01/20                                            1,200        1,200,000
Red Bay, Alabama, Industrial Development Board
  Revenue, due 11/01/10                                  3,400        3,400,000
Rhode Island State Industrial
  Facilities Corp.,
  due 5/01/05                                            1,500        1,500,000
Rhode Island State Industrial
  Facilities Corp., AMT,
  due 6/01/05                                            3,300        3,300,000
Rhode Island State Industrial
  Facilities Corp.,
  due 11/01/05                                           3,710        3,710,000
Richmond Virginia, Development & Housing
  Authority, due 11/01/29                                4,900        4,900,000
Roswell, Georgia, Multi-family
  Housing Authority,
  due 8/01/27                                            2,500        2,500,000
Rutherford County, Tennessee,
  Industrial Development, AMT,
  due 12/01/03                                           1,500        1,500,000
Saint Charles, Parish, Louisiana,
  Pollution Control Revenue,
  due 3/01/24                                            5,200        5,200,000
San Antonio, Texas, Electrical Gas Revenue,
  due 2/01/19                                           12,000       12,000,000
Savannah, Illinois, Industrial
  Development Revenue,
  due 6/01/04                                              600          600,000
Seattle, Washington, Municipal
  Lighting and Power Revenue,
  due 11/01/18                                             900          900,000
Southeastern Oklahoma Industrial Development
  Authority, due 6/01/16                                 3,400        3,400,000
Sumner County, Tennessee, Health Educational
  Revenue, due 6/01/29                                  10,000       10,000,000
Syracuse Industrial Economic Development
  Revenue, due 12/01/05                                    680          680,000
Tarrant County, Texas, Health
  Facilities Development,
  due 11/15/26                                             960          960,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        August 31, 1999

                                                      PRINCIPAL
                                                        AMOUNT
ISSUER                                              (000'S OMITTED)     VALUE
-------------------------------------------------------------------------------
Texas State,
  due 10/01/08                                          $4,950      $ 4,950,000
Texas State, Department of
  Housing and Community,
  due 3/01/17                                            1,995        1,995,000
Tipton, Indiana, Economic
  Development Revenue,
  due 7/01/22                                            1,025        1,025,000
Traill County, North Dakota,
  Industrial Development,
  AMT, due 12/01/11                                      1,000        1,000,000
Traill County, North Dakota,
  Industrial Development,
  AMT, due 12/11/11                                      1,000        1,000,000
Traill County, North Dakota,
  Solid Waste, due 3/01/18                               5,750        5,750,000
Uinta County, Wyoming, Pollution Control
  Revenue, due 12/01/22                                  1,500        1,500,000
Uinta County, Wyoming, Pollution Control
  Revenue, due 8/15/20                                   1,400        1,400,000
Utah State Board of
  Regents, due 11/01/25                                    900          900,000
Valdez, Arkansas, Marine
  Term Revenue,
  due 8/01/25                                            4,000        4,000,000
Valley, California, Health &
  Hospital System Revenue,
  due 5/15/25                                            3,300        3,300,000
Vermont Industrial Development Authority
  Revenue, AMT,
  due 12/01/11                                             800          800,000
Volisia County, Florida,
  Health Facilities Authority,
  due 11/01/15                                           1,000        1,000,000
Walton County, Georgia, Industrial Building
  Authority, due 10/01/00                                1,050        1,050,000
Walton County, Georgia, Industrial Building
  Authority, due 10/01/02                                1,080        1,080,000
Walton County, Georgia, Industrial Building
  Authority, due 10/01/17                                  700          700,000
Washington State Multi-family Mortgage
  Revenue, due 7/01/25                                   1,425        1,425,000
Washington State Health Care Facilities Revenue,
  due 1/01/23                                              200          200,000
Washington State Public
  Power Supply,
  due 7/01/17                                           $1,000      $ 1,000,000
Winchester, Kentucky, Industrial Building, AMT,
  due 10/01/18                                           2,400        2,400,000
Wisconsin State Health & Educational Facility,
  due 8/15/17                                            2,100        2,100,000
                                                                   ------------
                                                                    441,465,465
                                                                   ------------
TOTAL INVESTMENTS,
  AT AMORTIZED COST                                     101.1%      664,368,417
OTHER ASSETS,
  LESS LIABILITIES                                       (1.1)       (7,248,098)
                                                        ------     ------------
NET ASSETS                                              100.0%     $657,120,319
                                                        ------     ------------


AMT-Subject to Alternative Minimum Tax

* Variable rate demand notes have a demand feature under which the fund could tender them back to the issuer on no more than 7 days notice.

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 1999
--------------------------------------------------------------------------------
ASSETS:
Investments, at amortized cost and value (Note 1A)                  $664,368,417
Cash                                                                      53,884
Interest receivable                                                    4,779,961
--------------------------------------------------------------------------------
  Total assets                                                       669,202,262
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                     11,940,955
Payable to affiliate - Investment advisory fees (Note 2A)                 72,123
Accrued expenses and other liabilities                                    68,865
--------------------------------------------------------------------------------
  Total liabilities                                                   12,081,943
--------------------------------------------------------------------------------
NET ASSETS                                                          $657,120,319
--------------------------------------------------------------------------------
REPRESENTED BY:
Capital paid-in for beneficial interests                            $657,120,319
--------------------------------------------------------------------------------


TAX FREE RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 1999
--------------------------------------------------------------------------------
INTEREST INCOME (NOTE 1B):                                           $23,864,214
--------------------------------------------------------------------------------
EXPENSES
Investment Advisory fees (Note 2A)                       $1,461,892
Administrative fees (Note 2B)                               365,473
Custody and fund accounting fees                            206,804
Legal fees                                                   30,556
Audit fees                                                   20,500
Trustees' fees                                               13,991
Miscellaneous                                                11,664
--------------------------------------------------------------------------------
  Total expenses                                          2,110,880
Less aggregate amounts waived by Investment Adviser and
  Administrator  (Notes 2A and 2B)                       (1,002,903)
Less fees paid indirectly (Note 1D)                         (12,038)
--------------------------------------------------------------------------------
  Net expenses                                                         1,095,939
--------------------------------------------------------------------------------
Net investment income                                                 22,768,275
NET REALIZED GAIN ON INVESTMENTS                                          16,677
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $22,784,952
--------------------------------------------------------------------------------

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                       YEAR ENDED AUGUST 31,
                                                  -----------------------------
                                                       1999             1998
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                             $ 22,768,275     $ 20,567,400
Net realized gain on investments                        16,677           17,001
--------------------------------------------------------------------------------
Increase in net assets from operations              22,784,952       20,584,401
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                      3,367,197,193    1,069,295,431
Value of withdrawals                            (3,456,720,231)    (849,651,201)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from capital transactions                        (89,523,038)     219,644,230
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS              (66,738,086)     240,228,631
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                723,858,405      483,629,774
--------------------------------------------------------------------------------
End of period                                     $657,120,319     $723,858,405
--------------------------------------------------------------------------------


TAX FREE RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS


                                                                   YEAR ENDED AUGUST 31,
                                          -------------------------------------------------------------------
                                             1999              1998         1997           1996         1995
-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
   (000's omitted)                        $657,120          $723,858     $483,630       $372,171     $394,222
Ratio of expenses to
   average net assets                        0.15%             0.15%        0.19%          0.30%        0.32%
Ratio of net investment income
   to average net assets                     3.11%             3.53%        3.46%          3.31%        3.55%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the periods indicated and the expenses were not reduced for fees paid indirectly for the years after August 31, 1995, the ratios would have been as follows:

RATIOS:
Expenses to average net assets               0.29%             0.29%        0.31%          0.32%        0.32%
Net investment income to average
   net assets                                2.98%             3.39%        3.35%          3.29%        3.55%
-------------------------------------------------------------------------------------------------------------

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES Tax Free Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, nondiversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. CFBDS, Inc. ("CFBDS"), acts as the Portfolio's Administrator. Citibank, N.A.
("Citibank") acts as the Investment Adviser. Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc., which was completed on October 8, 1998.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily.

   C. Federal Income Taxes The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. Fees Paid Indirectly The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

   E. Other Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY FEE AND ADMINISTRATIVE FEE

   A. Investment Advisory Fee The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $1,461,892, of which $637,430 was voluntarily waived for the year ended August 31, 1999. The investment advisory fee is computed at the annual rate of 0.20% of the Portfolio's average daily net assets.

TAX FREE RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

   B. Administrative Fee Under the terms of an Administrative Services Agreement, the administrative fee payable to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.05% of the Portfolio's average daily net assets and amounted to $365,473, all of which was voluntarily waived for the year ended August 31, 1999. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, and maturities and sales of money market instruments, exclusive of securities purchased subject to repurchase agreements, aggregated $2,623,416,618 and $2,678,252,942, respectively, for the year ended August 31, 1999.

4. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at August 31, 1999, for federal income tax purposes, amounted to $664,368,417.

5. LINE OF CREDIT The Portfolio, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 1999, the commitment fee allocated to the Portfolio was $1,942. Since the line of credit was established, there have been no borrowings.

TAX FREE RESERVES PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF
TAX FREE RESERVES PORTFOLIO:

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax Free Reserves Portfolio (a New York Trust) as of August 31, 1999, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 1999 and 1998, and the financial highlights for each of the years in the five-year period ended August 31, 1999. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Tax Free Reserves Portfolio at August 31, 1999, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 4, 1999

24